UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601

Signature, Place, and Date of Signing:

       Ronald H. Oliver      Westport, Connecticut       February 12, 2010
       ----------------      ---------------------       -----------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total (x$1,000): $ 931,111


List of Included Managers:

         Andrew J. Knuth    Westport Advisers, LLC
         Edmund H. Nicklin  Westport Advisers, LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105      6,699     291,522  SH         Sole               291,522
Abbott Laboratories                 COM       002824100      3,644      67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106      7,944      98,000  SH         Sole                98,000
American Eagle Outfitters, Inc      COM       02553E106      4,160     245,000  SH         Sole               245,000
Amphenol Corp.                      COM       032095101      6,525     141,300  SH         Sole               141,300
Anadarko Petroleum Corp.            COM       032511107     10,611     170,000  SH         Sole               170,000
Arbitron, Inc.                      COM       03875Q108     15,873     677,753  SH         Sole               677,753
Arthur J. Gallagher & Company       COM       363576109     15,168     673,817  SH         Sole               673,817
Baldor Electric Company             COM       057741100     27,500     979,002  SH         Sole               979,002
Big Lots, Inc.                      COM       089302103     38,052   1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101     17,586     978,614  SH         Sole               978,614
CA, Inc.                            COM       12673P105      8,422     375,000  SH         Sole               375,000
CACI International, Inc.            COM       127190304     10,791     220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100      5,382     167,090  SH         Sole               167,090
Carter's Inc.                       COM       146229109      7,219     275,000  SH         Sole               275,000
Charles River Laboratories Int      COM       159864107     28,175     836,300  SH         Sole               836,300
Checkpoint Systems, Inc.            COM       162825103     16,373   1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109      3,672     181,600  SH         Sole               181,600
Cullen/Frost Bankers, Inc.          COM       229899109      3,500      70,000  SH         Sole                70,000
Darden Restaurants, Inc.            COM       237194105     25,706     733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103     72,331   1,275,000  SH         Sole             1,275,000
Del Monte Foods Company             COM       24522P103     29,134   2,569,154  SH         Sole             2,569,154
Diebold, Inc.                       COM       253651103      1,664      58,500  SH         Sole                58,500
Dr. Pepper Snapple Group, Inc.      COM       26138E109      8,490     300,000  SH         Sole               300,000
EMS Technologies, Inc.              COM       26873N108      3,663     252,613  SH         Sole               252,613
EOG Resources, Inc.                 COM       26875P101     11,608     119,300  SH         Sole               119,300
Entergy Corp.                       COM       29364G103      5,729      70,000  SH         Sole                70,000
FEI Company                         COM       30241L109        911      39,000  SH         Sole                39,000
FMC Corp.                           COM       302491303      8,503     152,500  SH         Sole               152,500
FedEx Corp.                         COM       31428X106      5,007      60,000  SH         Sole                60,000
Forest Oil Corp.                    COM       346091705     22,874   1,028,058  SH         Sole             1,028,058
Forestar Group, Inc.                COM       346233109      5,255     239,096  SH         Sole               239,096
General Communication, Inc. -       COM       369385109      4,718     739,450  SH         Sole               739,450
IMS Health, Inc.                    COM       449934108      9,477     450,000  SH         Sole               450,000
IPG Photonics Corp.                 COM       44980X109      9,824     587,227  SH         Sole               587,227
ITT Educational Services, Inc.      COM       45068B109     57,192     596,000  SH         Sole               596,000
International Rectifier Corp.       COM       460254105      1,371      62,000  SH         Sole                62,000
Interpublic Group of Companies      COM       460690100      1,587     215,000  SH         Sole               215,000
Intersil Holding Corp.              COM       46069S109        767      50,000  SH         Sole                50,000
John Wiley & Sons, Inc.             COM       968223206     24,723     590,330  SH         Sole               590,330
KBR, Inc.                           COM       48242W106      7,136     375,586  SH         Sole               375,586
Kinetic Concepts, Inc.              COM       49460W208     14,902     395,797  SH         Sole               395,797
Laboratory Corporation of Amer      COM       50540R409      4,652      62,153  SH         Sole                62,153
Lender Processing Services, In      COM       52602E102      7,725     190,000  SH         Sole               190,000
McCormick & Company, Inc.           COM       579780206      6,052     167,500  SH         Sole               167,500
Orient Express Hotels Ltd. - C      COM       G67743107      5,872     579,100  SH         Sole               579,100
Pall Corp.                          COM       696429307      9,140     252,500  SH         Sole               252,500
Parametric Technology Corp.         COM       699173209      6,209     380,000  SH         Sole               380,000
Plains Exploration & Productio      COM       726505100     27,130     980,827  SH         Sole               980,827
Praxair, Inc.                       COM       74005P104      7,629      95,000  SH         Sole                95,000
Precision Castparts Corp.           COM       740189105     82,829     750,601  SH         Sole               750,601
Psychiatric Solutions Inc.          COM       74439H108      8,498     402,000  SH         Sole               402,000
QLogic Corp.                        COM       747277101     12,798     678,209  SH         Sole               678,209
Republic Services, Inc.             COM       760759100      6,228     220,000  SH         Sole               220,000
Rogers Corp.                        COM       775133101      4,995     164,800  SH         Sole               164,800
Ruby Tuesday, Inc.                  COM       781182100      4,132     573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108      5,987     912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103      2,721      62,500  SH         Sole                62,500
Stone Energy Corp.                  COM       861642106      9,685     536,541  SH         Sole               536,541
SunTrust Banks, Inc.                COM       867914103        203      10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107     32,150   1,442,992  SH         Sole             1,442,992
Teradata Corp.                      COM       88076W103      3,118      99,200  SH         Sole                99,200
Texas Instruments, Inc.             COM       882508104      1,696      65,064  SH         Sole                65,064
The South Financial Group, Inc      COM       837841105        564     875,384  SH         Sole               875,384
Universal Health Services, Inc      COM       913903100     61,927   2,030,400  SH         Sole             2,030,400
Varian Medical Systems, Inc.        COM       92220P105      8,199     175,000  SH         Sole               175,000
WSFS Financial Corp.                COM       929328102      1,244      48,546  SH         Sole                48,546
Willis Group Holdings PLC           COM       013131180     39,858   1,510,900  SH         Sole             1,510,900
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